Noncontrolling Interest	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Noncontrolling Interest [Abstract]
Noncontrolling Interest
Note 11. NONCONTROLLING INTEREST
The
non-controlling
interest balance primarily represents the
Up-C
Units of the Company held by the Members. The following table summarizes the ownership of Units in the Company as of September 30, 2022:

	Common Units	Ownership Percentage
Ownership of Class A Common Units	72,909,609	2.3%
Ownership of Class V Common Units	3,148,720,212	97.7%

Balance at end of period	3,221,629,821	100.0%

The
non-controlling
interest holders have the right to exchange
Up-C
Units, at the Company’s option, for (i) cash or (ii) one share of Class A Common Stock, subject to the provisions set forth in the LLC Agreement. As such, future exchanges of
Up-C
Units by
non-controlling
interest holders will result in a change in ownership and reduce or increase the amount recorded as non-controlling
interest and increase or decrease additional
paid-in-capital
or retained earnings when the Company has positive or negative net assets, respectively. As of September 30, 2022, 5.8 million
Up-C
Units have exchanged into Class A shares.

In addition to the
non-controlling
interest related to
Up-C
Units, the Company also has
non-controlling
interests related to
MAO-MSO
Recovery LLC Series FHCP (“FHCP”), which is a
non-wholly
owned subsidiary of MSP Recovery, LLC. In accordance with FHCP’s operating agreement, the noncontrolling member is entitled to a preferred return of 20% per annum (the “Preferred Return”). Once the Preferred Return has been met, the noncontrolling member is entitled to 80% of claims recoveries by FHCP. The controlling member is allocated 100% of the costs of FHCP. Since the Preferred Return exceeds the total members’ equity of FHCP as of September 30, 2022 and December 31, 2021, the
non-controlling
interest also includes $4.3 million representing the entire members’ equity of FHCP.

Note 9. MEMBERS’ EQUITY AND NONCONTROLLING INTEREST
The entities included in the Financial Statements that are under common control (see Note 1) generally have a single class of units and are controlled by a single individual or entities controlled by that individual (the “Controlling Member”). The Controlling Member and other noncontrolling members generally retain similar rights and privileges in these entities, based on their respective ownership percentages.
MAO-MSO
Recovery LLC Series FHCP (“FHCP”) is a
non-wholly
owned subsidiary of MSP Recovery, LLC. In accordance with FHCP’s operating agreement, the noncontrolling member is entitled to a preferred return of 20% per annum (the “Preferred Return”). Once the Preferred Return has been met, the noncontrolling member is entitled to 80% of claims recoveries by FHCP. The controlling member is allocated 100% of the costs of FHCP. Since the Preferred Return exceeds the total members’ equity of FHCP as of December 31, 2021 and 2020, the noncontrolling interest presented on the combined and consolidated balance represents the entire members’ equity of FHCP.